Changes in accounting standards	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Changes in accounting standards [Text Block]
4.	Changes in accounting standards

	(a)	Accounting standards adopted during the year

The Company adopted the following new IFRS standards effective January 1, 2018. The nature and impact of each new standard on the Company’s current period financial statements, and prior period comparatives, if any, are outlined below. Adoption of these standards were made in accordance with the applicable transitional provisions.

Revenue recognition

In May 2014, the IASB issued IFRS 15 – Revenue from Contracts with Customers ("IFRS 15") which supersedes IAS 11 – Construction Contracts; IAS 18 – Revenue; IFRIC 13 – Customer Loyalty Programmes; IFRIC 15 – Agreements for the Construction of Real Estate; IFRIC 18 – Transfers of Assets from Customers; and SIC 31 – Revenue – Barter Transactions involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer.

The adoption of IFRS 15, applied retrospectively, did not have a significant impact on the recognition, measurement or disclosure of the Company’s revenue from its customer.

Financial instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments ("IFRS 9") to replace IAS 39 – Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. IFRS 9 also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.

In March 2017, the IASB provided an update, clarifying how IFRS 9 is to be applied to modifications of financial liabilities. During the second quarter of 2016, the Company had amended its a Definitive Senior Facilities Agreement (“DSFA”) with a special purpose vehicle of RK Mine Finance Trust I (“Red Kite”) (see note 16). The amendment resulted in a deferral of the repayment of principal for a two-year period, with principal repayments having been agreed to commence on July 1, 2018. Under IAS 39, the amendment was considered to represent a modification of the previous DSFA. A deferral fee of $3.3 million was paid, deferred to the loan balance, and amortized along with previously deferred debt financing costs over the remaining life of the DSFA based on a revised effective interest rate of 10.9%.

Under the provisions of IFRS 9, the modification of the DFSA in Q2 2016 required the Company to retrospectively recalculate the amortized cost of the modified contractual cash flows with the resulting gain or loss recognized in the consolidated Statement of Operations and Comprehensive Income as of Q2 2016. The gain or loss is calculated as the difference between the original contractual cash flows and the modified contractual cash flows discounted at the effective interest rate of the original financial liability as a result of the application of IFRS 9. The Company recognized a $3.2 million gain on modification of the DFSA as of Q2 2016.

The adoption of IFRS 9, applied retrospectively, had the following effect on the Statement of Financial Position as at January 1, 2017 and December 31, 2017 and on the Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2017.

As at January 1, 2017

	As reported at	Effect of adoption	As at
	December 31, 2016	of IFRS 9	January 1, 2017
Statement of Financial Position
Non-current portion of long-term debt	$154,503	$(2,971)	$151,532
Accumulated deficit	(186,444)	2,768	(183,676)
Non-controlling interest	-	203	203

As at and for the year ended December 31, 2017

	As reported at	Effect of adoption	As at
	December 31, 2017	of IFRS 9	December 31, 2017
Statement of Financial Position
Non-current portion of long-term debt	$121,877	$(2,637)	$119,240
Deficit	(180,367)	2,467	(177,900)
Non-controlling interest	570	170	740

Statement of Operations and Comprehensive Income (Loss)
Finance expense	$17,476	$334	$17,810

Net income attributable to:
Common shareholders of the Company	6,077	(301)	5,776
Non-controlling interest	570	(33)	537

Share-based payments

Amendments to IFRS 2 – Share-based Payments (“IFRS 2”) clarified guidance on how to measure the fair value of the liability incurred in a cash-settled share-based payment. Previously, IFRS 2 did not include guidance on this subject matter and, therefore, diversity in practice existed between measuring the liability using the same approach as for equity-settled awards and using full fair value.

The amendments clarify that a cash-settled share-based payment is measured using the same approach as for equity-settled share-based payments (i.e. the modified grant date method). Therefore, in measuring the liability, market and non-vesting conditions are considered in measuring the fair value, and the number of awards to receive cash is adjusted to reflect the best estimate of those expected to vest as a result of satisfying service and any non-market performance conditions. The new requirements do not change the cumulative amount of expense that is ultimately recognized because the total consideration for a cash-settled share-based payment is still equal to the cash paid on settlement.

These amendments were effective January 1, 2018, but had no impact on the Company’s prior period consolidated financial statements as the Company granted cash-settled share-based payments for the first time on February 6, 2018 (note 19(b)).

(b)	Accounting standards and amendments issued but not yet adopted

The following standards and interpretations have been issued but are not yet effective as of December 31, 2018.

Leases

In January 2016, the IASB issued IFRS 16 – Leases ("IFRS 16") which replaces IAS 17 – Leases (“IAS 17”) and its associated interpretative guidance. IFRS 16 applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on- balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that apply IFRS 15.

The Company has not identified any material leases or other contracts containing a lease which will be recognized on balance sheet as of January 1, 2019.

The adoption of IFRS 16 will however impact the Company’s equity pick-up from the AGM JV. The JV will recognize new right-of-use assets and lease liabilities at January 1, 2019 relating to the JV’s mining contractor agreements. Previously, the JV recognized monthly fixed payments for equipment to mining contractors as production costs. Under IFRS 16, these fixed monthly payments will be capitalized as a lease and, therefore, the nature of expenses related to these mining contractor agreements will change as certain fixed monthly payments will no longer be presented as production costs, rather the JV will recognize a depreciation charge for the right-of-use assets and interest expense on the lease liabilities.

Based on the information currently available, the Company estimates that the JV will recognize right-of-use assets and lease liabilities of $30.8 million as at January 1, 2019. However, the net impact on the profit and loss of the JV is not expected to be significantly different from accounting for these contracts under IAS 17 and, as a result, the adoption of IFRS 16 is not expected to have a significant impact on the financial statements of Asanko as the Company will be equity accounting for its interest in the AGM as at January 1, 2019. The impact of the adoption of IFRS16 is therefore expected to be limited to the Company’s disclosures of total assets and liabilities of the JV .